VESSELS AND EQUIPMENT, NET (Details) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 16, 2020 USD ($)	Dec. 31, 2021 USD ($) large_range_2Tanker_vessel_type	Nov. 30, 2021 large_range_2Tanker_vessel_type	Dec. 31, 2021 USD ($) large_range_2Tanker_vessel_type	Dec. 31, 2021 USD ($) vessels large_range_2Tanker_vessel_type very_large_crude_carrier	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($) very_large_crude_carrier suezmax_tanker_vessel_type	Dec. 31, 2020 USD ($) vessels suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($) vessels	Aug. 31, 2019 suezmax_tanker_vessel_type	Dec. 31, 2018 USD ($)
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation					$ (147,773)	$ (138,770)				$ (117,850)
Vessels and equipment, net		$ 3,477,801		$ 3,477,801	$ 3,477,801	$ 3,307,144	$ 3,307,144	$ 3,307,144	$ 3,307,144
Number of newbuildings delivered		2			2		1	1
Number of vessels EGCS installed | vessels					2				7	9
Number of vessels BWTS installed | vessels					1				7	5
Number of newbuildings sold | large_range_2Tanker_vessel_type			4	2	4
Assets Under Sale and Purchase Agreement
Movement in Property, Plant and Equipment [Roll Forward]
Transfers from Newbuildings	$ 651,800
Trafigura | Assets Under Sale and Purchase Agreement
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Number of assets agreed to acquire | suezmax_tanker_vessel_type						10	10	10	10		10
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, beginning balance					$ 3,867,871	$ 3,013,506				$ 2,808,356
Transfers from Newbuildings					194,162	162,221				166,121
Additions					190,572	28,461				39,029
Trafigura asset acquisition						663,683
Disposals					(94,645)
Vessels and equipment, gross, ending balance		$ 4,157,960		$ 4,157,960	4,157,960	3,867,871				3,013,506
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance					(560,727)	(433,601)				(331,601)
Depreciation					(139,136)	(127,126)				(102,000)
Accumulated depreciation on disposal					19,704
Accumulated depreciation, ending balance		(680,159)		(680,159)	(680,159)	(560,727)				(433,601)
Vessels and equipment, net		$ 3,477,801		$ 3,477,801	$ 3,477,801	$ 3,307,144	$ 3,307,144	$ 3,307,144	$ 3,307,144	$ 2,579,905		$ 2,476,755